Note 7 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 7 - Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 888,000	$ 124,000
Deferred Tax Assets, Valuation Allowance	49,456,000	48,568,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	500,000
Income Tax Expense (Benefit)	0	(61,000)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Unrecognized Tax Benefits	300,000	300,000	300,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	100,000
Internal Revenue Service (IRS) [Member] | Expiring In 2019 [Member]
Note 7 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	142,900,000
Internal Revenue Service (IRS) [Member]
Note 7 - Income Taxes (Details) [Line Items]
Income Tax Expense (Benefit)		25,000
State and Local Jurisdiction [Member] | Expiring In 2014 [Member]
Note 7 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	64,400,000
State and Local Jurisdiction [Member]
Note 7 - Income Taxes (Details) [Line Items]
Income Tax Expense (Benefit)		36,000
Excess Tax Benefits Of Stock Option Deductions [Member]
Note 7 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	2,700,000	2,700,000
Expiring In 2018 [Member]
Note 7 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 700,000